LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
LEASES

Note 9. LEASES

The Company has one operating lease for its real estate and office space for the CAP/CLIA laboratory, as well as multiple finance leases for lab equipment in Texas that were acquired through the September 18, 2023 acquisition. The operating lease has a remaining lease term of 3.08 years as of June 30, 2024. The Company has finance leases consisting of office and lab equipment with remaining lease terms ranging from approximately 1.75 to 3.50 years as of June 30, 2024, for which the Company has determined that it will use the equipment for a major part of its remaining economic life.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach as of September 18, 2023, to derive an appropriate incremental borrowing rate to discount remaining lease payments. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed interest rates ranging from 8.02% to 8.07% for the lease term lengths.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties, and the Company is not the sublessor in any arrangement.

The Company’s existing leases contain escalation clauses and renewal options. The Company has evaluated several factors in assessing whether there is reasonable certainty that the Company will exercise a contractual renewal option. For leases with renewal options that are reasonably certain to be exercised, the Company included the renewal term in the total lease term used in calculating the right-of-use asset and lease liability.

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the six months ended June 30, 2024 and 2023, are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Amortization of right-of-use asset - finance lease	$96,243	$—	$192,486	$—
Interest on lease liabilities - finance lease	22,235	—	45,785	—
Operating lease cost	29,916	—	59,831	—
Total lease cost	$148,394	$—	$298,102	$—

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$(88,665)	$—	$(179,105)	$—
Operating cash flows from operating leases	(516)	—	(1,032)	—

Supplemental balance sheet information relating to leases was as follows as of June 30, 2024, and December 31, 2023:

Operating leases:	June 30, 2024	December 31, 2023
Operating lease right-of-use asset	$324,942	$370,312
Operating lease liability, current	$98,593	$94,708
Operating lease liability, long-term	$232,714	$283,001

Finance leases:	June 30, 2024	December 31, 2023
Finance lease right-of-use asset, gross	$1,294,168	$1,294,168
Accumulated amortization	(320,810)	(128,324)
Finance lease right-of-use asset, net	$973,358	$1,165,844
Finance lease liability, current portion	$380,259	$365,463
Finance lease liability, long-term	641,566	835,467
Total finance lease liabilities	$1,021,825	$1,200,930

Weighted-average remaining lease term:	June 30, 2024	December 31, 2023
Operating leases (in years)	3.08	3.58
Finance leases (in years)	2.82	3.25

Weighted-average discount rate:	June 30, 2024	December 31, 2023
Operating leases	8.07%	8.07%
Finance leases	8.02%	8.01%

Future minimum lease payments under non-cancellable lease as of June 30, 2024, are as follows:

	Operating Leases	Finance Leases
Remaining for 2024	$60,863	$224,252
2025	121,726	448,505
2026	121,726	270,395
2027 and thereafter	71,007	202,970
Total undiscounted cash flows	375,322	1,146,122
Less discounting	(44,015)	(124,297)
Present value of lease liabilities	$331,307	$1,021,825

LEASES

Note 9. LEASES

The Company has one operating lease for its real estate and office space and multiple finance leases for lab equipment in Texas that was acquired through the September 18, 2023, Acquisition. The operating lease has a remaining lease term of 3.58 years as of December 31, 2023. The Company has finance leases consisting of office and lab equipment with remaining lease terms ranging from approximately 2.25 to 4.0 years as of December 31, 2023, for which the Company has determined that it will use the equipment for a major part of its remaining economic life.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach as of December 31, 2023, to derive an appropriate incremental borrowing rate to discount remaining lease payments. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed interest rates ranging from 7.97% to 8.13% for the lease term lengths.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties, and the Company is not the sublessor in any arrangement.

The Company’s existing leases contain escalation clauses and renewal options. The Company has evaluated several factors in assessing whether there is reasonable certainty that the Company will exercise a contractual renewal option. For leases with renewal options that are reasonably certain to be exercised, the Company included the renewal term in the total lease term used in calculating the right-of-use asset and lease liability. Prior to adoption of ASU 2016-02 effective January 1, 2022, the Company accounted for operating lease transactions by recording lease expense on a straight-line basis over the expected term of the lease.

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2023, and 2022 are as follows:

Components of lease expense:	2023	2022
Amortization of right-of-use assets - finance lease	$128,324	$—
Interest on lease liabilities - finance lease	33,838	—
Operating lease cost	39,887	—
Total lease cost	$202,049	$—

Operating leases:	2023	2022
Operating lease right-of-use, assets	$370,312	$—
Operating lease liability, current	94,708	—
Operating lease liability, non-current	283,001	—
Total operating lease liabilities	$377,709	$—

Financing leases:	2023	2022
Financing lease right-of-use assets, gross	$1,294,168	$—
Accumulated amortization	(128,324)
Finance lease right-of-use assets, net	$1,165,844	$—
Financing lease liability, current	365,463	—
Financing lease liability, non-current	835,467	—
Financing lease liability, long-term	$1,200,930	$—

Weighted-average remaining lease term:	2023	2022
Operating leases (in years)	3.58	—
Finance leases (in years)	3.25	—

Weighted-average discount rate:	2023	2022
Operating leases	8.07%	—
Finance leases	8.01%	—

	Operating Leases	Finance Leases
2024	$121,726	$448,505
2025	121,726	448,505
2026	121,726	270,395
2027 and thereafter	71,007	202,970
Total undiscounted cash flows	436,185	1,370,375
Less discounting	(58,476)	(169,445)
Present value of lease liabilities	$377,709	$1,200,930